Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
Other Long-Term Liabilities	OTHER LONG-TERM LIABILITIES

As at December 31 (millions of dollars)	2022	2021
Post-retirement and post-employment benefit liability (Note 19)	1,376	1,800
Environmental liabilities (Note 20)	68	88
Lease obligations (Note 22)	43	46
Asset retirement obligations (Note 21)	28	14
Pension benefit liability (Note 19)	—	713
Long-term accounts payable	—	3
Other long-term liabilities	30	19
	1,545	2,683